Marketable Securities And Short Term Investments (Schedule Of Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Marketable Securities And Short Term Investments [Abstract]
Trading	$ 213	$ 1,666
Available for sale	12,672	17,098
Short term investments	1,339
Marketable Securities, Total	$ 14,224	$ 18,764